J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

December 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

The Funds (the “Funds”) listed on Appendix A hereto

File No. 811-22903 and 333-191837

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 45 (Amendment No. 47 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the Amendment”).

This Amendment is being filed with respect to the Fund listed above to incorporate comments as indicated to the SEC staff in correspondence dated December 15, 2015, to add fee information and required exhibits and to make other non-material changes. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin

J.P. Morgan Exchange-Traded Fund Trust

Appendix A

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF